SEMI-ANNUAL REPORT

 . PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
  PACIFIC MUTUAL LIFE INSURANCE COMPANY


                                                   [LOGO of PACIFIC SELECT EXEC]

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                HIGH                  GOVERN-
                                                                    MONEY       YIELD     MANAGED      MENT
                                                                    MARKET      BOND       BOND     SECURITIES    GROWTH
                                                                   VARIABLE   VARIABLE   VARIABLE    VARIABLE    VARIABLE
                                                                    ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT      ACCOUNT
                                                                   --------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (3,837 shares; cost $38,630) .............  $38,552
 High Yield Bond Portfolio (2,967 shares; cost $28,993) ..........             $29,531
 Managed Bond Portfolio (5,725 shares; cost $60,882) .............                       $61,252
 Government Securities Portfolio (916 shares; cost $9,416) .......                                    $9,473
 Growth Portfolio (6,598 shares; cost $120,776) ..................                                               $147,119
 Aggressive Equity Portfolio (531 shares; cost $5,405) ...........
 Growth LT Portfolio (5,937 shares; cost $90,504) ................
 Equity Income Portfolio (5,104 shares; cost $92,187) ............
 Multi-Strategy Portfolio (6,134 shares; cost $82,820) ...........
Receivables:
 Due from Pacific Mutual Life Insurance Company ..................      552         39                     4            9
 Fund shares redeemed ............................................                             18
                                                                   --------------------------------------------------------
Total Assets .....................................................   39,104     29,570     61,270      9,477      147,128
                                                                   --------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Mutual Life Insurance Company ....................                             18
 Fund shares purchased ...........................................      551         39                     4            9
                                                                   --------------------------------------------------------
Total Liabilities ................................................      551         39         18          4            9
                                                                   --------------------------------------------------------
NET ASSETS .......................................................  $38,553    $29,531    $61,252     $9,473     $147,119
                                                                   --------------------------------------------------------


                                                                   AGGRESSIVE   GROWTH     EQUITY     MULTI-
                                                                     EQUITY       LT       INCOME    STRATEGY
                                                                    VARIABLE   VARIABLE   VARIABLE   VARIABLE
                                                                    ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT
                                                                   --------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (3,837 shares; cost $38,630) .............
 High Yield Bond Portfolio (2,967 shares; cost $28,993) ..........
 Managed Bond Portfolio (5,725 shares; cost $60,882) .............
 Government Securities Portfolio (916 shares; cost $9,416) .......
 Growth Portfolio (6,598 shares; cost $120,776) ..................
 Aggressive Equity Portfolio (531 shares; cost $5,405) ...........   $5,604
 Growth LT Portfolio (5,937 shares; cost $90,504) ................             $97,589
 Equity Income Portfolio (5,104 shares; cost $92,187) ............                        $114,357
 Multi-Strategy Portfolio (6,134 shares; cost $82,820) ...........                                    $92,794
Receivables:
 Due from Pacific Mutual Life Insurance Company ..................       12        197          61
 Fund shares redeemed ............................................                                         90
                                                                    -------------------------------------------
Total Assets .....................................................    5,616     97,786     114,418     92,884
                                                                    -------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Mutual Life Insurance Company ....................                                         90
 Fund shares purchased ...........................................       12        199          62
                                                                    -------------------------------------------
Total Liabilities ................................................       12        199          62         90
                                                                    -------------------------------------------
NET ASSETS .......................................................   $5,604    $97,587    $114,356    $92,794
                                                                    -------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                 BOND AND    EQUITY        INTER-      EMERGING
                                                                       EQUITY     INCOME     INDEX        NATIONAL      MARKETS
                                                                      VARIABLE   VARIABLE   VARIABLE      VARIABLE     VARIABLE
                                                                       ACCOUNT    ACCOUNT   ACCOUNT        ACCOUNT      ACCOUNT
                                                                      -----------------------------------------------------------
ASSETS
Investments:
 Equity Portfolio (39 shares; cost $868) ............................    $898
 Bond and Income Portfolio (6 shares; cost $66) .....................                $66
 Equity Index Portfolio (6,604 shares; cost $119,322) ...............                       $155,054
 International Portfolio (7,285 shares; cost $100,329) ..............                                      $125,068
 Emerging Markets Portfolio (611 shares; cost $6,209) ...............                                                   $6,793
 Edinburgh Overseas Equity Portfolio (41 shares; cost $401) .........
 Turner Core Growth Portfolio (31 shares; cost $367) ................
 Frontier Capital Appreciation Portfolio (138 shares; cost $1,755) ..
 Enhanced U.S. Equity Portfolio (70 shares; cost $846) ..............
Receivables:
 Due from Pacific Mutual Life Insurance Company .....................       6                    168            285         21
 Fund shares redeemed ...............................................
                                                                      -----------------------------------------------------------
Total Assets ........................................................     904         66     155,222        125,353      6,814
                                                                      -----------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Mutual Life Insurance Company .......................
 Fund shares purchased ..............................................       6                    171            286         21
                                                                      -----------------------------------------------------------
Total Liabilities ...................................................       6                    171            286         21
                                                                      -----------------------------------------------------------
NET ASSETS ..........................................................    $898        $66    $155,051       $125,067     $6,793
                                                                      -----------------------------------------------------------

                                                                       VARIABLE  VARIABLE   VARIABLE      VARIABLE
                                                                        ACCOUNT  ACCOUNT    ACCOUNT       ACCOUNT
                                                                           I        II        III           IV
                                                                      ----------------------------------------------
ASSETS
Investments:
 Equity Portfolio (39 shares; cost $868) .............................
 Bond and Income Portfolio (6 shares; cost $66) ......................
 Equity Index Portfolio (6,604 shares; cost $119,322) ................
 International Portfolio (7,285 shares; cost $100,329) ...............
 Emerging Markets Portfolio (611 shares; cost $6,209) ................
 Edinburgh Overseas Equity Portfolio (41 shares; cost $401) ..........  $446
 Turner Core Growth Portfolio (31 shares; cost $367) .................             $401
 Frontier Capital Appreciation Portfolio (138 shares; cost $1,755) ...                        $1,911
 Enhanced U.S. Equity Portfolio (70 shares; cost $846) ...............                                      $965
Receivables:
 Due from Pacific Mutual Life Insurance Company ......................                                         7
 Fund shares redeemed ................................................                             2
                                                                       ---------------------------------------------
Total Assets .........................................................   446        401        1,913         972
                                                                       ---------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Mutual Life Insurance Company ........................                             2
 Fund shares purchased ...............................................                                         7
                                                                       ---------------------------------------------
Total Liabilities ....................................................                             2           7
                                                                       ---------------------------------------------
NET ASSETS ...........................................................  $446       $401       $1,911        $965
                                                                       ---------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                             HIGH                          GOVERN-
                                                              MONEY          YIELD        MANAGED            MENT
                                                              MARKET         BOND           BOND          SECURITIES     GROWTH
                                                             VARIABLE      VARIABLE       VARIABLE         VARIABLE     VARIABLE
                                                             ACCOUNT       ACCOUNT        ACCOUNT         ACCOUNT       ACCOUNT
                                                             --------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ................................................     $874         $1,302        $1,970           $231         $14,264
                                                             --------------------------------------------------------------------
Net Investment Income .....................................      874          1,302         1,970            231          14,264
                                                             --------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions ......       56            279           254             35           2,441
 Net unrealized appreciation (depreciation) on investments.      (76)          (199)         (717)           (50)          5,180
                                                             --------------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ....      (20)            80          (463)           (15)          7,621
                                                             --------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ................................     $854         $1,382        $1,507           $216         $21,885
                                                             --------------------------------------------------------------------

                                                            AGGRESSIVE      GROWTH         EQUITY          MULTI-
                                                              EQUITY          LT           INCOME         STRATEGY
                                                             VARIABLE      VARIABLE       VARIABLE        VARIABLE
                                                             ACCOUNT       ACCOUNT        ACCOUNT         ACCOUNT
                                                            ------------------------------------------------------
INVESTMENT INCOME
 Dividends ................................................                  $4,585        $6,565           $5,924
                                                            ------------------------------------------------------
Net Investment Income .....................................                   4,585         6,565            5,924
                                                            ------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions ......     $(96)         3,134         1,193              339
 Net unrealized appreciation (depreciation) on investments.      133         (2,685)        8,072            2,042
                                                            ------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ....       37            449         9,265            2,381
                                                            ------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ................................      $37         $5,034       $15,830           $8,305
                                                            ------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                            BOND AND       EQUITY         INTER-       EMERGING
                                                                EQUITY       INCOME        INDEX         NATIONAL      MARKETS
                                                               VARIABLE     VARIABLE      VARIABLE       VARIABLE      VARIABLE
                                                              ACCOUNT(1)    ACCOUNT(1)    ACCOUNT        ACCOUNT       ACCOUNT
                                                           -----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ...............................................      $19            $2            $6,065         $2,497
                                                           -----------------------------------------------------------------------
Net Investment Income ....................................       19             2             6,065          2,497
                                                           -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions .....        2                           8,516          1,552        $ 58
 Net unrealized appreciation on investments ..............       30                          10,315         10,735         622
                                                           -----------------------------------------------------------------------
Net Realized And Unrealized Gain On Investments ..........       32                          18,831         12,287         680
                                                           -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...............................      $51            $2           $24,896        $14,784        $680
                                                           -----------------------------------------------------------------------


                                                              VARIABLE      VARIABLE      VARIABLE       VARIABLE
                                                              ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
                                                                 I             II           III            IV
                                                           -------------------------------------------------------
INVESTMENT INCOME
 Dividends ...............................................
                                                           -------------------------------------------------------
Net Investment Income ....................................
                                                           -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions .....                                  $ 30           $ (2)
 Net unrealized appreciation on investments ..............      $45            $44           161            139
                                                           -------------------------------------------------------
Net Realized And Unrealized Gain On Investments ..........       45             44           191            137
                                                           -------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...............................      $45            $44          $191           $137
                                                           -------------------------------------------------------

(1) Operations commenced on January 10, 1997.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                               BOND AND        EQUITY        INTER-      EMERGING
                                                                  EQUITY        INCOME         INDEX        NATIONAL     MARKETS
                                                                 VARIABLE      VARIABLE       VARIABLE      VARIABLE     VARIABLE
                                                                ACCOUNT(1)    ACCOUNT(1)      ACCOUNT       ACCOUNT      ACCOUNT
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................       $  19         $  2          $  6,065      $  2,497
 Net realized gain (loss) from security transactions ......           2                          8,516         1,552     $    58
 Net unrealized appreciation on investments ...............          30                         10,315        10,735         622
                                                             -----------------------------------------------------------------------
Net Increase In Net Assets Resulting From Operations ......          51            2            24,896        14,784         680
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................          67            5            12,455        13,131         754
 Transfers--policy charges and deductions .................         (14)          (2)           (3,686)       (3,436)       (191)
 Transfers in (from other variable accounts) ..............       1,096           75            27,344        24,609       4,634
 Transfers out (to other variable accounts) ...............        (262)         (14)           (9,911)      (19,044)     (2,284)
Transfers--other .........................................          (40)                       (21,244)       (2,416)        (79)
                                                             ----------------------------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions .........................         847           64             4,958        12,844       2,834
                                                             ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS ................................         898           66            29,854        27,628       3,514
                                                             ----------------------------------------------------------------------
NET ASSETS
 Beginning of Period ......................................                                    125,197        97,439       3,279
                                                             ----------------------------------------------------------------------
 End of Period ............................................       $ 898         $ 66           $155,051      $125,067    $ 6,793
                                                             ----------------------------------------------------------------------

                                                                 VARIABLE     VARIABLE       VARIABLE     VARIABLE
                                                                 ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT
                                                                    I            II            III           IV
                                                                 -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................
 Net realized gain (loss) from security transactions ......                                     $   30          $ (2)
 Net unrealized appreciation on investments ...............        $ 45        $ 44                161           139
                                                                 -----------------------------------------------------
Net Increase In Net Assets Resulting From Operations ......          45          44                191           137
                                                                 -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................          41         106                306           159
 Transfers--policy charges and deductions .................          (9)         (8)               (61)          (19)
 Transfers in (from other variable accounts) ..............         293         245              2,565           438
 Transfers out (to other variable accounts) ...............          (1)       (159)            (1,593)         (164)
 Transfers--other .........................................                                        (40)           (1)
                                                                 -----------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions .........................         324         184              1,177           413
                                                                 -----------------------------------------------------
NET INCREASE IN NET ASSETS ................................         369         228              1,368           550
                                                                 -----------------------------------------------------
NET ASSETS
 Beginning of Period ......................................          77         173                543           415
                                                                 -----------------------------------------------------
 End of Period ............................................        $446        $401             $1,911          $965
                                                                 -----------------------------------------------------

(1) Operations commenced on January 10, 1997.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                               BOND AND        EQUITY        INTER-      EMERGING
                                                                  EQUITY        INCOME         INDEX        NATIONAL     MARKETS
                                                                 VARIABLE      VARIABLE       VARIABLE      VARIABLE     VARIABLE
                                                                ACCOUNT(1)    ACCOUNT(1)      ACCOUNT       ACCOUNT      ACCOUNT
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................       $  19         $  2          $  6,065      $  2,497
 Net realized gain (loss) from security transactions ......           2                          8,516         1,552     $    58
 Net unrealized appreciation on investments ...............          30                         10,315        10,735         622
                                                             -----------------------------------------------------------------------
Net Increase In Net Assets Resulting From Operations ......          51            2            24,896        14,784         680
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................          67            5            12,455        13,131         754
 Transfers--policy charges and deductions .................         (14)          (2)           (3,686)       (3,436)       (191)
 Transfers in (from other variable accounts) ..............       1,096           75            27,344        24,609       4,634
 Transfers out (to other variable accounts) ...............        (262)         (14)           (9,911)      (19,044)     (2,284)
Transfers--other .........................................          (40)                       (21,244)       (2,416)        (79)
                                                             ----------------------------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions .........................         847           64             4,958        12,844       2,834
                                                             ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS ................................         898           66            29,854        27,628       3,514
                                                             ----------------------------------------------------------------------
NET ASSETS
 Beginning of Period ......................................                                    125,197        97,439       3,279
                                                             ----------------------------------------------------------------------
 End of Period ............................................       $ 898         $ 66           $155,051      $125,067    $ 6,793
                                                             ----------------------------------------------------------------------

                                                                 VARIABLE     VARIABLE       VARIABLE     VARIABLE
                                                                 ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT
                                                                    I            II            III           IV
                                                                 -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................
 Net realized gain (loss) from security transactions ......                                     $   30          $ (2)
 Net unrealized appreciation on investments ...............        $ 45        $ 44                161           139
                                                                 -----------------------------------------------------
Net Increase In Net Assets Resulting From Operations ......          45          44                191           137
                                                                 -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .................................          41         106                306           159
 Transfers--policy charges and deductions .................          (9)         (8)               (61)          (19)
 Transfers in (from other variable accounts) ..............         293         245              2,565           438
 Transfers out (to other variable accounts) ...............          (1)       (159)            (1,593)         (164)
 Transfers--other .........................................                                        (40)           (1)
                                                                 -----------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions .........................         324         184              1,177           413
                                                                 -----------------------------------------------------
NET INCREASE IN NET ASSETS ................................         369         228              1,368           550
                                                                 -----------------------------------------------------
NET ASSETS
 Beginning of Period ......................................          77         173                543           415
                                                                 -----------------------------------------------------
 End of Period ............................................        $446        $401             $1,911          $965
                                                                 -----------------------------------------------------

(1) Operations commenced on January 10, 1997.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)


                                                                                         HIGH                    GOVERN-
                                                                          MONEY         YIELD       MANAGED       MENT
                                                                         MARKET          BOND         BOND     SECURITIES
                                                                        VARIABLE       VARIABLE     VARIABLE    VARIABLE
                                                                         ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT
                                                                        ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ............................................     $  1,359       $ 1,753      $ 4,145      $  490
 Net realized gain (loss) from security transactions ..............           13           300         (203)         62
 Net unrealized appreciation (depreciation) on investments ........           58           144         (914)       (316)
                                                                        ------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting From Operations ...        1,430         2,197        3,028         236
                                                                        ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .........................................       59,965         6,552       21,068       2,042
 Transfers--policy charges and deductions .........................       (3,056)       (1,528)      (2,686)       (580)
 Transfers in (from other variable accounts) ......................       64,487        12,323        8,787       2,504
 Transfers out (to other variable accounts) .......................     (115,717)       (7,278)      (8,044)     (2,257)
 Transfers--other .................................................       (2,862)         (920)        (843)       (379)
                                                                        ------------------------------------------------
Net Increase In Net Assets Derived From Policy Transactions .......        2,817         9,149       18,282       1,330
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS ........................................        4,247        11,346       21,310       1,566
                                                                        ------------------------------------------------
NET ASSETS
 Beginning of Year ................................................       23,178        14,591       47,690       6,264
                                                                        ------------------------------------------------
 End of Year ......................................................       $27,425      $25,937      $69,000      $7,830
                                                                        ------------------------------------------------


                                                                                     AGGRESSIVE     GROWTH      EQUITY
                                                                         GROWTH        EQUITY         LT        INCOME
                                                                        VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                                                         ACCOUNT    ACCOUNT (1)    ACCOUNT     ACCOUNT
                                                                        -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ............................................     $  6,582       $    2     $     608     $ 3,386
 Net realized gain (loss) from security transactions ..............        2,826         (958)        4,372         667
 Net unrealized appreciation (depreciation) on investments ........       12,466           67         5,509       8,024
                                                                        -----------------------------------------------
Net Increase (Decrease) In Net Assets Resulting From Operations ...       21,874         (889)       10,489      12,077
                                                                        -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums .........................................       29,298          911        24,407      21,368
 Transfers--policy charges and deductions .........................       (7,697)        (146)       (5,343)     (4,205)
 Transfers in (from other variable accounts) ......................       54,635       11,133        48,532      18,530
 Transfers out (to other variable accounts) .......................      (62,175)      (7,395)      (39,922)     (8,965)
 Transfers--other .................................................       (3,544)        (283)       (2,855)     (2,661)
                                                                        -----------------------------------------------
Net Increase In Net Assets Derived From Policy Transactions .......       10,517        4,220        24,819      24,067
                                                                        -----------------------------------------------
NET INCREASE IN NET ASSETS ........................................       32,391        3,331        35,308      36,144
                                                                        -----------------------------------------------
NET ASSETS
 Beginning of Year ................................................       87,519                     53,759      49,716
                                                                        -----------------------------------------------
 End of Year ......................................................     $119,910       $3,331      $ 89,067     $85,860
                                                                        -----------------------------------------------

(1) Operations commenced during 1996.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)

                                                                       MULTI-            EQUITY          INTER-          EMERGING
                                                                      STRATEGY            INDEX         NATIONAL         MARKETS
                                                                      VARIABLE           VARIABLE        VARIABLE        VARIABLE
                                                                      ACCOUNT            ACCOUNT         ACCOUNT        ACCOUNT (1)
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ...........................................      $ 4,627           $   3,825        $ 1,980
 Net realized gain (loss) from security transactions .............          356               1,223            564        $    (3)
 Net unrealized appreciation (depreciation) on investments .......        2,459              14,294         12,594            (39)
                                                                    ----------------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .................................................        7,442              19,342         15,138            (42)
                                                                    ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ........................................       22,669              31,284         26,068            549
 Transfers--policy charges and deductions ........................       (3,698)             (5,239)        (5,477)           (77)
 Transfers in (from other variable accounts) .....................        5,320              30,324         25,962          3,170
 Transfers out (to other variable accounts) ......................       (4,577)            (11,107)       (18,655)          (299)
 Transfers--other ................................................       (2,330)             (2,082)        (2,024)           (22)
                                                                    ----------------------------------------------------------------
Net Increase In Net Assets Derived From Policy Transactions ......       17,384              43,180         25,874          3,321
                                                                    ----------------------------------------------------------------
NET INCREASE IN NET ASSETS .......................................       24,826              62,522         41,012          3,279
                                                                    ----------------------------------------------------------------
NET ASSETS
 Beginning of Year ...............................................       54,306              62,675         56,427
                                                                    ----------------------------------------------------------------
 End of Year .....................................................      $79,132            $125,197        $97,439         $3,279
                                                                    ----------------------------------------------------------------

                                                                      VARIABLE           VARIABLE        VARIABLE       VARIABLE
                                                                      ACCOUNT            ACCOUNT         ACCOUNT        ACCOUNT
                                                                        I(1)              II (1)         III (1)         IV (1)
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ...........................................                         $      6        $    21        $    18
 Net realized gain (loss) from security transactions .............                                               1
 Net unrealized appreciation (depreciation) on investments .......                              (10)            (6)           (19)
                                                                    ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .................................................                               (4)            16             (1)
                                                                    ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ........................................                                               7
 Transfers--policy charges and deductions ........................      $    (1)                 (1)            (5)            (2)
 Transfers in (from other variable accounts) .....................           78                 178            539            418
 Transfers out (to other variable accounts) ......................
 Transfers--other ................................................                                             (14)
                                                                    ---------------------------------------------------------------
Net Increase In Net Assets Derived From Policy Transactions ......           77                 177            527            416
                                                                    ---------------------------------------------------------------
NET INCREASE IN NET ASSETS .......................................           77                 173            543            415
                                                                    ---------------------------------------------------------------
NET ASSETS
 Beginning of Year ...............................................
                                                                    ---------------------------------------------------------------
 End of Year .....................................................      $    77            $    173        $   543        $   415
                                                                    ----------------------------------------------------------------
(1) Operations commenced during 1996.
See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, is currently comprised of eighteen subaccounts called Variable
Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first fourteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the portfolios of investments, are either included elsewhere in the report or provided separately and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account has organized and registered with the Securities and Exchange Commission two other Variable Accounts, the Equity Variable Account and the Bond and Income Variable Account. Both Variable Accounts commenced operations on January 10, 1997.

  The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

  The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.



  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

  B. Security Transactions
  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, Pacific Select Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio and the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  With respect to variable life insurance policies funded by the Separate Account, Pacific Mutual makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Mutual also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Mutual assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

5. POLICY OWNERS' COST OF INVESTMENTS IN THE FUNDS SHARES

   The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Policy Owners' investments in the Funds as of June 30, 1997 were as follows (amounts in thousands):

                                                                                   VARIABLE ACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                 HIGH                    GOVERN-
                                                     MONEY       YIELD     MANAGED        MENT                         AGGRESSIVE
                                                     MARKET      BOND       BOND        SECURITIES         GROWTH        EQUITY
                                                   ------------------------------------------------------------------------------
Total cost of investments at beginning of period   $ 27,433    $ 25,201    $67,913      $ 7,723         $ 98,748       $  3,264
Add:   Total proceeds from sales of units            40,490       6,464      7,970        2,310           17,591          4,115
       Reinvested distributions from the Fund:
       (a) Net investment income                        874       1,058      1,780          231              164
       (b) Net realized gain                                        244        190                        14,100
                                                   ------------------------------------------------------------------------------
                         Sub-Total                   68,797      32,967     77,853       10,264          130,603          7,379
Less:  Cost of investments disposed during the
 period                                              30,167       3,974     16,971          848            9,827          1,974
                                                   ------------------------------------------------------------------------------
Total cost of investments at end of period           38,630      28,993     60,882        9,416          120,776          5,405
Add:   Unrealized appreciation (depreciation)           (78)        538        370           57           26,343            199
                                                   ------------------------------------------------------------------------------
Total market value of investments at end of
 period                                            $ 38,552    $ 29,531    $61,252      $ 9,473         $147,119       $  5,604
                                                   ------------------------------------------------------------------------------

                                                     GROWTH      EQUITY     MULTI-                       BOND AND       EQUITY
                                                       LT        INCOME    STRATEGY     EQUITY (1)      INCOME (1)      INDEX
                                                   ------------------------------------------------------------------------------
Total cost of investments at beginning of period   $ 79,297    $ 71,762    $71,200                                     $ 99,779
Add:   Total proceeds from sales of units            16,986      17,120      8,036      $  1,121        $     79         27,613
       Reinvested distributions from the Fund:
       (a) Net investment income                        459         455      1,408            1                1          1,155
       (b) Net realized gain                          4,126       6,110      4,516           18                1          4,910
                                                   ------------------------------------------------------------------------------
                         Sub-Total                  100,868      95,447     85,160        1,140               81        133,457
Less:  Cost of investments disposed during the
 period                                              10,364       3,260      2,340          272               15         14,135
                                                   ------------------------------------------------------------------------------
Total cost of investments at end of period           90,504      92,187     82,820          868               66        119,322
Add:   Unrealized appreciation                        7,085      22,170      9,974           30                          35,732
                                                   ------------------------------------------------------------------------------
Total market value of investments at end of
 period                                            $ 97,589    $114,357    $92,794      $   898         $     66       $155,054
                                                   ------------------------------------------------------------------------------
                                                     INTER-     EMERGING
                                                    NATIONAL     MARKETS       I            II              III             IV
                                                   ------------------------------------------------------------------------------
Total cost of investments at beginning of period   $ 83,435    $  3,318    $    77      $   177         $    527       $    416
Add:   Total proceeds from sales of units            19,547       3,747        332          359            2,589            648
       Reinvested distributions from the Fund:
       (a) Net investment income                        401
       (b) Net realized gain                          2,096
                                                   ------------------------------------------------------------------------------
                         Sub-Total                  105,479       7,065        409          536            3,116          1,064
Less:  Cost of investments disposed during the
  period                                              5,150         856          8          169            1,361            218
                                                   ------------------------------------------------------------------------------
Total cost of investments at end of period          100,329       6,209        401          367            1,755            846
Add:   Unrealized appreciation                       24,739         584         45           34              156            119
                                                   ------------------------------------------------------------------------------
Total market value of investments at end of
 period                                            $125,068    $  6,793    $   446      $   401         $  1,911       $    965
                                                   ------------------------------------------------------------------------------

---------------------
(1) Operations commenced on January 10, 1997.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the period ended June 30, 1997 and the selected accumulation unit information as of June 30, 1997 and December 31, 1996 were as follows:

                                                                                   VARIABLE ACCOUNTS
                                                  ------------------------------------------------------------------------------
                                                     MONEY       HIGH YIELD     MANAGED     GOVERNMENT               AGGRESSIVE
                                                     MARKET         BOND          BOND      SECURITIES     GROWTH       EQUITY
                                                  ------------------------------------------------------------------------------
Total units outstanding at beginning of period     1,797,662     1,071,818     3,332,577     394,531      4,060,628      306,793
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfer of net premiums                     3,219,135       122,668       316,962      55,340        447,825       72,100
  (b) Transfers--policy charges and deductions      (125,658)      (36,120)      (67,337)    (15,136)      (136,792)     (17,441)
  (c) Transfers in (from other variable accounts)  3,518,632       350,048       258,078     170,416        699,009      506,583
  (d) Transfers out (to other variable accounts)  (1,922,986)     (282,087)     (245,658)    (44,300)      (400,906)    (328,115)
  (e) Transfers--other                            (4,021,989)      (63,827)     (713,330)    (93,963)      (445,310)     (13,292)
                                                  ------------------------------------------------------------------------------
        Sub-Total                                    667,134        90,682      (451,285)     72,357        163,826      219,835
                                                  ------------------------------------------------------------------------------

Total units outstanding at end of period           2,464,796     1,162,500     2,881,292     466,888      4,224,454      526,628
                                                  ------------------------------------------------------------------------------

Accumulation Unit Value:  At beginning of period      $15.26        $24.20        $20.70      $19.85         $29.53       $10.86

                          At end of period            $15.64        $25.40        $21.26      $20.29         $34.83       $10.64


                                                    Growth        Equity        Multi-                    Bond and       Equity
                                                      LT          Income       Strategy     Equity (1)    Income (1)     Index
                                                  ------------------------------------------------------------------------------
Total units outstanding at beginning of period     4,879,333     3,031,251     3,255,044                               5,062,679
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfer of net premiums                       780,637       386,396       293,278       6,446            530      464,944
  (b) Transfers--policy charges and deductions      (179,728)      (90,274)      (86,693)     (1,335)          (162)    (137,741)
  (c) Transfers in (from other variable accounts)  1,046,779       510,135       263,312     104,267          7,260    1,053,207
  (d) Transfers out (to other variable accounts)  (1,162,588)     (125,293)     (115,414)    (24,125)        (1,334)    (211,656)
  (e) Transfers--other                              (288,952)     (267,937)     (142,061)     (3,695)                 (1,027,038)
                                                  ------------------------------------------------------------------------------
        Sub-Total                                    196,148       413,027       212,422      81,558          6,294      141,716
                                                  ------------------------------------------------------------------------------

Total units outstanding at end of period           5,075,481     3,444,278     3,467,466      81,558          6,294    5,204,395
                                                  ------------------------------------------------------------------------------

Accumulation Unit Value:  At beginning of period      $18.25        $28.32        $24.31      $10.00         $10.00       $24.73

                          At end of period            $19.23        $33.20        $26.76      $11.01         $10.45       $29.79


                                                    Inter-        Emerging
                                                   national        Markets         I            II          III           IV
                                                  ------------------------------------------------------------------------------
Total units outstanding at beginning of period     5,140,103       333,810         7,649      17,011         51,927       41,571
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfer of net premiums                       656,819        70,711         4,054      10,650         30,882       16,646
  (b) Transfers--policy charges and deductions      (172,284)      (17,832)         (963)       (729)        (5,740)      (1,817)
  (c) Transfers in (from other variable accounts)  1,204,752       430,526        29,423      23,193        237,643       42,173
  (d) Transfers out (to other variable accounts)    (771,589)     (205,778)          (70)    (14,756)      (103,789)     (15,536)
  (e) Transfers--other                              (275,381)      (10,085)            1           5        (45,310)           5
                                                  ------------------------------------------------------------------------------
        Sub-Total                                    642,317       267,542        32,445      18,363        113,686       41,471
                                                  ------------------------------------------------------------------------------

Total units outstanding at end of period           5,782,420       601,352        40,094      35,374        165,613       83,042
                                                  ------------------------------------------------------------------------------

Accumulation Unit Value:  At beginning of period      $18.96         $9.82        $10.08      $10.18         $10.46        $9.97

                          At end of period            $21.63        $11.30        $11.12      $11.34         $11.54       $11.63

----------------------
(1) Operations commenced on January 10, 1997.

** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.